RISK MANAGEMENT - Non-derivative financial assets (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	$ 310,380	$ 1,492,958	$ 5,750,390	$ 22,812,697
Assets using LIBOR as benchmark with specific expiry	294,660	1,417,331	4,094,740	16,305,367
Assets using LIBOR as benchmark with fallback clause	93,760	451,004	1,289,210	5,133,524
Investment securities [member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	42,600	204,905	40,140	159,807
Assets using LIBOR as benchmark with specific expiry	42,600	204,905	39,530	157,374
Commercial lending portfolio [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	265,990	1,279,449	3,795,180	15,028,710
Assets using LIBOR as benchmark with specific expiry	250,270	1,203,822	2,153,010	8,575,044
Assets using LIBOR as benchmark with fallback clause	93,760	451,004	648,030	2,580,902
Loans to consumers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	1,410	6,788	376,640	1,499,453
Assets using LIBOR as benchmark with specific expiry	1,410	6,788	366,470	1,458,972
Assets using LIBOR as benchmark with fallback clause			153,710	611,950
Mortgage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts	380	1,816	1,364,860	5,433,713
Assets using LIBOR as benchmark with specific expiry	$ 380	$ 1,816	1,362,160	5,422,963
Assets using LIBOR as benchmark with fallback clause			373,440	1,486,718
Investment securities at fair value [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets using LIBOR as benchmark by amount of contracts			173,570	691,014
Assets using LIBOR as benchmark with specific expiry			173,570	691,014
Assets using LIBOR as benchmark with fallback clause			$ 114,030	$ 453,954